Note 4 - Loans (Details) - Age Analysis of Past Due Loans and Nonaccrual Loans - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consumer and Other
Accruing loans past due	$ 10,967,042	$ 9,708,019
Nonaccrual loans	14,407,679	18,334,265
Current loans	733,260,874	718,051,525
Loans receivable	758,635,595	746,093,809	$ 751,218,462
Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	10,959,243	9,701,377
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	7,799	6,642
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Consumer and Other
Accruing loans past due	490,727	872,321
Nonaccrual loans	576,940	405,398
Current loans	46,714,022	49,682,546
Loans receivable	47,781,689	50,960,265	48,107,448
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	490,727	872,321
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Consumer and Other
Accruing loans past due	71,416	0
Nonaccrual loans	178,021	44,605
Current loans	18,944,060	16,644,839
Loans receivable	19,193,497	16,689,444	10,665,938
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	71,416	0
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Real Estate Portfolio Segment [Member] | Commercial [Member]
Consumer and Other
Accruing loans past due	6,031,257	2,309,114
Nonaccrual loans	7,564,691	5,325,047
Current loans	332,666,085	324,596,686
Loans receivable	346,262,033	332,230,847	341,783,538
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	6,031,257	2,309,114
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Consumer and Other
Accruing loans past due	90,163	141,850
Nonaccrual loans	1,642,666	3,251,290
Current loans	38,373,804	47,865,830
Loans receivable	40,106,633	51,258,970	52,738,783
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	90,163	141,850
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Consumer and Other
Accruing loans past due	0	0
Nonaccrual loans	0	0
Current loans	9,413,263	11,220,683
Loans receivable	9,413,263	11,220,683	6,549,260
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Real Estate Portfolio Segment [Member] | Residential [Member]
Consumer and Other
Accruing loans past due	3,682,509	5,782,701
Nonaccrual loans	3,163,571	7,461,507
Current loans	190,156,339	190,508,412
Loans receivable	197,002,419	203,752,620	206,257,927
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	3,682,509	5,782,701
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member]
Consumer and Other
Accruing loans past due	122,696	281,967
Nonaccrual loans	1,103,354	1,449,226
Current loans	60,553,809	48,219,791
Loans receivable	61,779,859	49,950,984	47,034,426
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	122,696	281,967
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	0	0
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Consumer and Other
Accruing loans past due	477,638	320,066
Nonaccrual loans	178,336	201,695
Current loans	19,949,491	22,298,553
Loans receivable	20,605,465	22,820,314	25,675,560
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	469,839	313,424
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	7,799	6,642
Consumer and Other Portfolio Segment [Member] | Other [Member]
Consumer and Other
Accruing loans past due	636	0
Nonaccrual loans	100	195,497
Current loans	16,490,001	7,014,185
Loans receivable	16,490,737	7,209,682	$ 12,405,582
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Consumer and Other
Accruing loans past due	636	0
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Consumer and Other
Accruing loans past due	$ 0	$ 0